Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
16.	COMMITMENTS AND CONTINGENCIES

In addition to the commitments disclosed elsewhere in the Financial Statements, Greenfire has assumed commitments through its normal course of operations, primarily through transportation agreements.

($ thousands)	2026	2027	2028	2029	2030	Past 2030	Total
Transportation	37,300	37,434	37,637	37,805	37,281	218,721	406,178
Other(1)	674	1,095	1,135	1,175	1,190	3,654	8,923
Total commitments	$37,974	$38,529	$38,772	$38,980	$38,471	$222,375	$415,101

(1)	Amounts include $3.9 million under lease agreements to which the Company is committed but that have not yet commenced.